COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	Nov. 16, 2021	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Collaboration Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual royalty due			$ 15,000		$ 10,000
Payment for consultants		$ 6,500
Paid in cash		2,500
Accrued amount				$ 79,159	56,183
Collaboration Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt common shares, value		$ 4,000
Debt percentage		20.00%
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term	3 years
Consulting payments percentage description	The Company will pay the consultant a percentage of gross profits as follows: (i) 10% of gross profits up to $1,000,000, (ii) 7.5% of gross profits from $1,000,001 to $5,000,000, and (iii) 5% for gross profits exceeding $5,000,001.
Medical Advisory Board Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Paid in cash			45,000
Accrued amount			190,086		$ 233,110
Agreement term				1 year
Common stock, value			$ 155,000